INTEREST BEARING DEPOSITS WITH BANKS (Details) In Millions, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)
Placements [Abstract]
Placements In EUR		€ 3,013	€ 2,536
Placements in other currencies		320	441
Total	4,623	3,333	2,977
Maturity analysis:
Up to 3 months		2,907	2,514
From 3 months to 1 year		9	46
Over 1 year		417	417
Total	$ 4,623	€ 3,333	€ 2,977